Portfolio of Investments July 31, 2026
NUDV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 3.7%
35,588 AT&T, Inc $ 827,421
21,395 Verizon Communications, Inc 1,001,500
TOTAL COMMUNICATION SERVICES 1,828,921
CONSUMER DISCRETIONARY - 5.5%
2,430 Darden Restaurants, Inc 494,700
6,137 eBay, Inc 699,679
143 Home Depot, Inc 47,470
1,231 Lowe's Cos, Inc 255,814
5,570 Starbucks Corp 586,243
4,504 Yum! Brands, Inc 690,373
TOTAL CONSUMER DISCRETIONARY 2,774,279
CONSUMER STAPLES - 10.3%
8,553 Archer-Daniels-Midland Co 677,996
2,672 Bunge Global S.A. 283,847
15,517 Coca-Cola Co 1,359,134
1,679 General Mills, Inc 60,024
3,067 Hershey Co 536,878
16,528 Kraft Heinz Co 427,249
8,052 Procter & Gamble Co 1,163,434
7,770 SYSCO Corp 662,315
TOTAL CONSUMER STAPLES 5,170,877
ENERGY - 2.7%
11,241 Baker Hughes Co 679,968
7,598 ONEOK, Inc 689,974
TOTAL ENERGY 1,369,942
FINANCIALS - 24.2%
3,169 Allstate Corp 836,870
899 Apollo Global Management, Inc 112,905
5,832 Bank of New York Mellon Corp 911,717
196 BlackRock, Inc 213,716
1,507 Capital One Financial Corp 314,978
4,630 Citigroup, Inc 613,243
4,960 Fifth Third Bancorp 280,240
1,269 Goldman Sachs Group, Inc 1,292,324
5,072 Intercontinental Exchange, Inc 773,379
1,916 M&T Bank Corp 471,892
2,834 Marsh & McLennan Cos, Inc 537,581
5,667 Morgan Stanley 1,192,450
5,339 NASDAQ, Inc 502,880
3,650 PNC Financial Services Group, Inc 912,026
2,592 Progressive Corp 548,001
6,647 Prudential Financial, Inc 811,466
89 State Street Corp 16,390
2,403 Travelers Cos, Inc 899,587
14,506 US Bancorp 914,023
TOTAL FINANCIALS 12,155,668
HEALTH CARE - 13.9%
4,283 AbbVie, Inc 1,074,776
12,248 Bristol-Myers Squibb Co 799,917
2,607 Cigna Group 727,483
1,235 Elevance Health, Inc 464,162
4,671 Gilead Sciences, Inc 608,211
9,107 Merck & Co, Inc 1,185,732
17,826 Pfizer, Inc 445,828
2,338 Quest Diagnostics, Inc 544,777
6,277 Royalty Pharma plc 366,765
2,081 STERIS plc 475,301
2,152 Zimmer Biomet Holdings, Inc 202,137

Portfolio of Investments July 31, 2026
(continued)
NUDV

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
834 Zoetis, Inc $ 64,460
TOTAL HEALTH CARE 6,959,549
INDUSTRIALS - 13.5%
5,110 3M Co 900,791
2,638 Automatic Data Processing, Inc 702,922
971 Broadridge Financial Solutions, Inc 149,486
62 CH Robinson Worldwide, Inc 9,159
6,018 CSX Corp 303,307
1,137 Cummins, Inc 721,085
1,585 Deere & Co 939,382
2,146 Eaton Corp plc 891,019
2,231 Ferguson Enterprises, Inc 522,790
1,507 Johnson Controls International plc 221,017
268 Rockwell Automation, Inc 128,661
3,456 Union Pacific Corp 1,009,601
1,445 Verisk Analytics, Inc 281,558
TOTAL INDUSTRIALS 6,780,778
INFORMATION TECHNOLOGY - 11.2%
4,675 Accenture plc, Class A 775,676
2,476 Analog Devices, Inc 909,707
9,199 Cisco Systems, Inc 1,066,992
10,642 Hewlett Packard Enterprise Co 509,752
4,678 International Business Machines Corp 1,046,235
1,039 Intuit, Inc 328,397
2,530 NXP Semiconductors NV 579,775
1,319 VeriSign, Inc 382,536
TOTAL INFORMATION TECHNOLOGY 5,599,070
MATERIALS - 4.0%
2,972 Ecolab, Inc 825,116
4,748 PPG Industries, Inc 524,749
1,920 Sherwin-Williams Co 654,432
TOTAL MATERIALS 2,004,297
REAL ESTATE - 4.4%
2,335 American Tower Corp 404,796
5,433 Crown Castle, Inc 414,538
1,060 Digital Realty Trust, Inc 199,831
677 Equinix, Inc 690,053
1,123 Iron Mountain, Inc 137,365
2,615 ProLogis, Inc 378,155
TOTAL REAL ESTATE 2,224,738
UTILITIES - 6.3%
2,547 Atmos Energy Corp 440,071
2,089 CenterPoint Energy, Inc 87,822
6,297 Consolidated Edison, Inc 685,428
7,975 Eversource Energy 570,930
15,536 Exelon Corp 711,860
7,490 Sempra 663,239
TOTAL UTILITIES 3,159,350
TOTAL COMMON STOCKS
(Cost $44,335,522) 50,027,469
TOTAL LONG-TERM INVESTMENTS
(Cost $44,335,522) 50,027,469
OTHER ASSETS & LIABILITIES, NET - 0.3% 157,180
NET ASSETS - 100% $ 50,184,649

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 50,027,469 $ – $ – $ 50,027,469
$ 50,027,469 $ – $ – $ 50,027,469
a

Portfolio of Investments July 31, 2026
NUEM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 7.7%
1,842,809 America Movil SAB de C.V. $ 2,344,084
5,350 (a) Baidu, Inc, Class A 72,251
77,197 (a) Bilibili, Inc 1,454,040
15,537 (a) CD Projekt S.A. 1,037,211
1,700,000 (a) China Ruyi Holdings Ltd 312,181
104,005 Info Edge India Ltd 1,336,647
182,096 MTN Group Ltd 2,255,069
10,809 Naver Corp 1,576,960
40,746 NetEase, Inc 1,079,757
185,096 Saudi Telecom Co 2,126,226
216,100 Telefonica Brasil S.A. 1,387,882
289,600 Telekom Malaysia Bhd 549,223
211,606 Tencent Holdings Ltd 12,823,298
84,500 TIM S.A. 323,154
14,807 Vodacom Group Ltd 143,174
TOTAL COMMUNICATION SERVICES 28,821,157
CONSUMER DISCRETIONARY - 10.1%
45,311 (a),(b) Allegro.eu S.A. 544,509
19,768 Bajaj Auto Ltd 2,386,808
482,058 (c) Chow Tai Fook Jewellery Group Ltd 760,439
502 Dixon Technologies India Ltd 73,915
24,672 Eicher Motors Ltd 2,025,553
29,298 Empresas Copec S.A. 200,374
217,987 (a) Eternal Ltd 690,983
115,911 Falabella S.A. 776,007
460 (a),(d) FF Group 5
51,300 Gree Electric Appliances, Inc of Zhuhai, Class A 321,318
29,294 Hero MotoCorp Ltd 1,653,592
59,000 Hotai Motor Co Ltd 1,018,658
6,041 Hyundai Motor Co 1,644,040
172,151 JD.com, Inc, Class A 2,790,297
1,033 Laopu Gold Co Ltd 42,787
343 LPP S.A. 1,990,159
125,476 Mahindra & Mahindra Ltd 4,469,215
180,336 (a),(b) Meituan, Class B 2,127,255
58,556 Naspers Ltd 3,069,022
96,662 (b),(c) Pop Mart International Group Ltd 2,004,341
835,871 Samvardhana Motherson International Ltd 1,320,626
562,818 Tata Motors Passenger Vehicles Limited 2,004,060
2,559 Trent Ltd 80,617
21,038 (a) Trip.com Group Ltd 983,004
31,044 Tube Investments of India Ltd 895,710
221,421 Ultrapar Participacoes S.A. 1,440,360
329,393 Vibra Energia S.A. 2,337,223
100,400 Zhejiang China Commodities City Group Co Ltd, Class A 190,292
TOTAL CONSUMER DISCRETIONARY 37,841,169
CONSUMER STAPLES - 2.1%
231,125 (a),(c) Alibaba Health Information Technology Ltd 105,812
97,623 Hindustan Unilever Ltd 2,149,926
180,866 (a),(b) JD Health International, Inc 908,759
310,196 (b) Nongfu Spring Co Ltd 1,731,838
387,731 Varun Beverages Ltd 1,797,342
342,552 Wal-Mart de Mexico SAB de C.V. 992,095
TOTAL CONSUMER STAPLES 7,685,772
ENERGY - 2.6%
103,312 Ades Holding Co 457,758
512,279 ADNOC Drilling Co PJSC 811,769
1,151,232 Adnoc Gas plc 1,034,379

SHARES DESCRIPTION VALUE
ENERGY (continued)
17,327,000 (a) Bumi Resources Minerals Tbk PT $ 539,242
147,800 China Merchants Energy Shipping Co Ltd, Class A 367,454
553,886 China Oilfield Services Ltd 500,091
366,000 COSCO SHIPPING Energy Transportation Co Ltd 649,237
22,300 COSCO SHIPPING Energy Transportation Co Ltd, Class A 55,705
12,656 HD Hyundai Co Ltd 1,771,858
229,139 Petronet LNG Ltd 674,221
11,684 S-Oil Corp 1,043,258
295,415 Turkiye Petrol Rafinerileri AS. 1,835,281
TOTAL ENERGY 9,740,253
FINANCIALS - 19.7%
5,847,007 Agricultural Bank of China Ltd 4,704,986
204,863 Agricultural Bank of China Ltd, Class A 209,310
98,418 Al Rajhi Bank 1,639,208
420,703 Axis Bank Ltd 5,421,101
1,358,160 B3 S.A.-Brasil Bolsa Balcao 4,204,946
145,700 Banco Bradesco S.A. 528,525
9,194 Capitec Bank Holdings Ltd 2,618,615
1,903,370 Cathay Financial Holding Co Ltd 5,977,662
6,517,263 China Construction Bank Corp 7,654,559
58,358 China Construction Bank Corp, Class A 93,758
723,601 China Merchants Bank Co Ltd 4,696,910
89,867 China Merchants Bank Co Ltd, Class A 527,220
10,600 China Pacific Insurance Group Co Ltd 41,310
125,500 China Pacific Insurance Group Co Ltd, Class A 601,353
182,962 CITIC Securities Co Ltd 637,437
61,565 CITIC Securities Co Ltd, Class A 259,172
465,909 CTBC Financial Holding Co Ltd 935,595
2,315 Erste Bank Polska S.A. 454,540
319,149 Eurobank S.A. 1,634,025
59,172 Grupo Cibest S.A. 1,400,981
99,600 Grupo Financiero Banorte SAB de C.V. 1,151,430
11,265 Hana Financial Group, Inc 990,833
6,861,043 Industrial & Commercial Bank of China Ltd 6,570,908
39,000 Kasikornbank PCL 284,974
31,213 KB Financial Group, Inc 3,688,988
1,058 Komercni Banka AS. 52,819
103,231 Kotak Mahindra Bank Ltd 422,272
2,666,000 People's Insurance Co Group of China Ltd 1,856,300
148,400 People's Insurance Co Group of China Ltd, Class A 161,949
690,153 Ping An Insurance Group Co of China Ltd 5,161,890
20,800 Ping An Insurance Group Co of China Ltd, Class A 169,088
93,704 (a) Piraeus Bank S.A. 1,078,111
78,515 (b) Postal Savings Bank of China Co Ltd 50,864
529,437 Postal Savings Bank of China Co Ltd, Class A 406,089
356,382 Qatar National Bank QPSC 1,621,876
24,404 Shinhan Financial Group Co Ltd 1,723,703
83,425 Shriram Finance Ltd 915,170
1,281,690 TS Financial Holding Co Ltd 1,425,686
51,606 Woori Financial Group, Inc 1,216,218
8,800 XP, Inc, Class A 150,128
TOTAL FINANCIALS 73,340,509
HEALTH CARE - 2.4%
181,982 (b) 3SBio, Inc 388,025
16,008 (a) BeOne Medicines Ltd 396,036
36,600 Bumrungrad Hospital PCL 205,510
5,876 Celltrion, Inc 769,481
116,896 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 936,082
96,500 PharmaEssentia Corp 3,165,024
22,225 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 522,864
42,836 (b) WuXi AppTec Co Ltd 877,850

Portfolio of Investments July 31, 2026
(continued)
NUEM

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
313,505 (a),(b) Wuxi Biologics Cayman, Inc $ 1,548,814
TOTAL HEALTH CARE 8,809,686
INDUSTRIALS - 8.7%
9,988 ABB India Ltd 762,538
1,198,548 Airports of Thailand PCL 2,288,162
71,040 Ayala Corp 593,547
23,763 (c) Contemporary Amperex Technology Co Ltd 1,886,409
55,935 Contemporary Amperex Technology Co Ltd, Class A 3,274,070
929 Cummins India Ltd 53,735
33,992 (a) Doosan Enerbility Co Ltd 1,599,820
534,000 Eva Airways Corp 715,437
64,000 Evergreen Marine Corp Taiwan Ltd 403,973
5,000 (a) Fortune Electric Co Ltd 109,069
40,500 Gamuda Bhd 42,319
35,149 Grupo Aeroportuario del Pacifico SAB de C.V., Class B 762,787
23,148 Hanwha Systems Co Ltd 1,014,765
2,799 HD Hyundai Heavy Industries Co Ltd 944,321
4,484 HD Korea Shipbuilding & Offshore Engineering Co Ltd 1,209,299
7,467 Hyundai Engineering & Construction Co Ltd 495,461
10,970 Hyundai Glovis Co Ltd 1,538,893
16,400 Jiangsu Zhongtian Technology Co Ltd, Class A 69,258
19,994 Kanzhun Ltd, ADR 325,502
25,915 LG Corp 1,837,698
22,981 LS Electric Co Ltd 2,978,810
88,187 SF Holding Co Ltd, Class A 456,905
9,471 SK Square Co Ltd 6,895,488
13,580 Sociedad Quimica y Minera de Chile S.A., Class B 917,059
38,000 Sungrow Power Supply Co Ltd, Class A 581,642
4,482 Supreme Industries Ltd 162,783
36,006 Turk Hava Yollari AO 237,895
34,200 Zhejiang Sanhua Intelligent Controls Co Ltd, Class A 190,056
TOTAL INDUSTRIALS 32,347,701
INFORMATION TECHNOLOGY - 37.3%
146,000 Advantech Co Ltd 2,543,334
69,000 Asia Vital Components Co Ltd 4,953,124
133,390 Delta Electronics, Inc 6,768,761
246,000 E Ink Holdings, Inc 1,438,596
194,100 Foxconn Industrial Internet Co Ltd, Class A 1,629,619
270,306 HCL Technologies Ltd 3,815,701
522,000 (a),(c) Horizon Robotics 344,157
17,783 King Slide Works Co Ltd 4,319,334
2,278,614 Lenovo Group Ltd 6,933,244
91,656 (a) LG Display Co Ltd 592,096
134,000 Lingyi iTech Guangdong Co, Class A 246,039
1,992 Oracle Financial Services Software Ltd 233,533
13,588 Persistent Systems Ltd 790,230
8,563 Samsung Electro-Mechanics Co Ltd 6,859,049
13,378 Samsung SDI Co Ltd 3,725,234
20,781 SK hynix, Inc 25,041,564
198,000 Sunny Optical Technology Group Co Ltd 1,415,260
818,564 Taiwan Semiconductor Manufacturing Co Ltd 61,419,527
1,602,194 United Microelectronics Corp 5,998,499
TOTAL INFORMATION TECHNOLOGY 139,066,901
MATERIALS - 6.3%
16,620 AngloGold Ashanti PLC 1,256,749
17,964 APL Apollo Tubes Ltd 342,561
82,076 Asian Paints Ltd 2,363,228
694,700 Cemex SAB de C.V. 821,209
73,400 China Jushi Co Ltd, Class A 411,268
44,200 Cia de Minas Buenaventura SAA, ADR 1,338,376
141,133 (b) Ganfeng Lithium Group Co Ltd 662,686

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
MATERIALS (continued)
345,181 Gerdau S.A. $ 1,697,149
42,047 Gold Fields Ltd 1,366,234
37,300 Guangzhou Tinci Materials Technology Co Ltd, Class A 197,397
20,924 Jindal Stainless Ltd 161,138
8,694 KGHM Polska Miedz S.A. 715,210
85,501 Pidilite Industries Ltd 1,443,969
1,133,410 Press Metal Aluminium Holdings Bhd 2,207,743
266,206 (a) Saudi Arabian Mining Co 4,012,052
148,305 Saudi Basic Industries Corp 1,958,708
55,700 Shandong Hongqiao Aluminum Industry Holding Co Ltd, Class A 171,305
156,429 UPL Ltd 990,725
13,813 Valterra Platinum Ltd 1,034,653
28,751 Zangge Mining Co Ltd, Class A 343,220
TOTAL MATERIALS 23,495,580
REAL ESTATE - 0.6%
757,228 Emaar Properties PJSC 2,267,891
TOTAL REAL ESTATE 2,267,891
UTILITIES - 2.3%
448,382 China Yangtze Power Co Ltd, Class A 1,931,388
257,700 Cia Energetica de Minas Gerais 575,186
58,100 CPFL Energia S.A. 527,636
45,984 Engie Brasil Energia S.A. 269,713
297,400 Gulf Development PCL 594,488
241,800 Petronas Gas Bhd 1,037,849
746,454 Power Grid Corp of India Ltd 2,223,755
162,376 Tenaga Nasional Bhd 580,127
53,861 Torrent Power Ltd 797,796
TOTAL UTILITIES 8,537,938
TOTAL COMMON STOCKS
(Cost $274,862,959) 371,954,557
TOTAL LONG-TERM INVESTMENTS
(Cost $274,862,959) 371,954,557
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
3,857,832 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(e) $ 3,857,832
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,857,832) 3,857,832
TOTAL INVESTMENTS - 100.8%
(Cost $278,720,791) 375,812,389
OTHER ASSETS & LIABILITIES, NET - (0.8)% (2,976,214)
NET ASSETS - 100% $ 372,836,175
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $10,844,941 or 2.9% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,653,739.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
(continued)
NUEM

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 368,581,418 $ 3,373,134 $ 5 $ 371,954,557
Investments Purchased with Collateral from Securities
Lending 3,857,832 – – 3,857,832
$ 372,439,250 $ 3,373,134 $ 5 $ 375,812,389
a

Portfolio of Investments July 31, 2026
NUDM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 3.4%
245,729 (a) Airtel Africa plc $ 1,101,197
403,218 Informa plc 4,806,623
352,220 SoftBank Group Corp 11,635,592
164,486 Telenor ASA 2,320,515
745,571 Telia Co AB 3,452,760
231,440 Telstra Group Ltd 816,011
8,725 Universal Music Group NV 144,906
TOTAL COMMUNICATION SERVICES 24,277,604
CONSUMER DISCRETIONARY - 9.7%
85,215 Amadeus IT Group S.A. 5,229,670
27,056 Avolta AG. 1,616,571
3,900 Bandai Namco Holdings, Inc 112,891
233,028 Bridgestone Corp 5,802,833
196,054 Cie Generale des Etablissements Michelin S.C.A 7,888,176
71,963 Compass Group plc 2,281,947
6,755 D'ieteren Group 1,394,290
81,818 Industria de Diseno Textil S.A. 5,313,016
128,400 Isuzu Motors Ltd 1,937,390
200,912 Oriental Land Co Ltd 3,996,158
468,047 Panasonic Holdings Corp 12,592,956
149,271 Pearson plc 2,525,080
73,536 Prosus NV 3,381,311
70,300 (b) Rakuten Group, Inc 368,046
38,800 Sanrio Co Ltd 310,083
30,700 Sekisui House Ltd 672,518
457,222 Sony Group Corp 10,874,547
283,000 Yamaha Motor Co Ltd 2,386,993
TOTAL CONSUMER DISCRETIONARY 68,684,476
CONSUMER STAPLES - 5.4%
123,846 Danone S.A. 9,620,988
5,798 Henkel AG. & Co KGaA 474,300
539,144 J Sainsbury plc 2,607,638
1,540 Kerry Group plc, Class A 146,709
62,346 Koninklijke Ahold Delhaize NV 2,464,717
91,888 Mowi ASA 1,962,897
83,310 Nestle S.A. 8,341,812
90,631 Orkla ASA 1,007,202
8,470 Reckitt Benckiser Group plc 597,287
149,271 Unilever plc 9,527,794
509,124 Wilmar International Ltd 1,558,543
TOTAL CONSUMER STAPLES 38,309,887
ENERGY - 0.8%
195,972 Bollore SE 873,041
134,028 Neste Oyj 4,712,530
TOTAL ENERGY 5,585,571
FINANCIALS - 30.0%
309,101 3i Group plc 11,913,458
225,526 AIB Group plc 2,660,955
29,415 Allianz SE 14,637,275
157,255 AXA S.A. 8,130,978
267,086 Bank Hapoalim BM 6,483,191
73,196 BNP Paribas S.A. 9,235,084
1,172,400 BOC Hong Kong Holdings Ltd 7,804,438
43,115 CaixaBank S.A. 623,299
119,106 Commonwealth Bank of Australia 14,851,128
158,000 Daiichi Life Group, Inc 1,903,740
104,800 DBS Group Holdings Ltd 6,042,449
257,799 DNB Bank ASA 8,290,493

Portfolio of Investments July 31, 2026
(continued)
NUDM

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
217,000 Generali $ 10,982,949
87,687 Hong Kong Exchanges & Clearing Ltd 4,569,081
242,724 ING Groep NV 8,500,856
1,691,218 Intesa Sanpaolo S.p.A 12,723,781
6,189 KBC Group NV 887,602
1,199,958 Legal & General Group plc 4,850,990
5,499,865 Lloyds Banking Group plc 8,489,456
68,698 London Stock Exchange Group plc 7,763,980
266,863 Mizuho Financial Group, Inc 13,687,989
413,758 National Australia Bank Ltd 12,010,632
53,451 Societe Generale S.A. 5,000,404
123,850 Sompo Holdings, Inc 5,532,706
2,800 Sony Financial Group, Inc 2,749
337,100 Sumitomo Mitsui Financial Group, Inc 14,426,123
38,743 Tokio Marine Holdings, Inc 1,974,317
177,100 Yokohama Financial Group, Inc 2,045,451
8,734 Zurich Insurance Group AG. 6,647,793
TOTAL FINANCIALS 212,673,347
HEALTH CARE - 9.5%
297,023 Astellas Pharma, Inc 4,107,675
217,090 Bayer AG. 12,001,581
115,500 Chugai Pharmaceutical Co Ltd 5,028,394
10,136 EssilorLuxottica S.A. 1,913,146
350,995 GSK plc 9,123,470
1,454,891 Haleon plc 7,113,122
11,700 Hoya Corp 1,813,142
1,161 Merck KGaA 191,218
3,701 (b),(c) NMC Health plc –
111,618 Novartis AG. 17,465,965
19,342 Sanofi S.A. 1,657,250
1,125,332 Sigma Healthcare Ltd 2,323,711
17,520 UCB S.A. 4,493,135
TOTAL HEALTH CARE 67,231,809
INDUSTRIALS - 20.5%
129,496 ABB Ltd 12,727,918
44,209 ACS Actividades de Construccion y Servicios S.A. 5,610,312
29,706 Alstom S.A. 549,586
255,736 Atlas Copco AB 5,390,829
106,122 (a) Ayvens S.A. 1,420,007
59,506 Bouygues S.A. 3,338,333
427,805 Brambles Ltd 5,886,191
102,390 Bunzl plc 3,860,914
163,641 Computershare Ltd 4,705,373
114,600 Dai Nippon Printing Co Ltd 2,102,709
21,847 Deutsche Post AG. 1,451,858
113,200 Ebara Corp 3,951,425
21,376 Eiffage S.A. 3,031,228
747,276 (b) Grab Holdings Ltd 2,615,466
446,851 Keppel Ltd 3,992,352
157,411 Komatsu Ltd 6,914,320
12,326 Kuehne & Nagel International AG. 3,133,871
279,324 Mitsubishi Electric Corp 10,371,258
486,057 (d) MTR Corp Ltd 2,052,924
6,936 Prysmian S.p.A 959,221
39,300 Recruit Holdings Co Ltd 3,097,598
112,993 RELX plc 3,964,213
26,232 Schneider Electric SE 8,740,479
62,800 Seibu Holdings, Inc 1,404,890
41,991 SGS S.A. 4,971,136
16,500 Shimizu Corp 246,580
51,321 Siemens AG. 16,689,732
96,308 Smiths Group plc 3,424,204

SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
4,936 Sunbelt Rentals Holdings, Inc $ 351,528
110,289 Swire Pacific Ltd 1,399,428
345,408 Transurban Group 3,592,870
8,488 (a) VAT Group AG. 6,315,773
252,392 Vestas Wind Systems A.S. 6,781,086
TOTAL INDUSTRIALS 145,045,612
INFORMATION TECHNOLOGY - 8.9%
18,042 ASML Holding NV 29,771,428
104,000 NEC Corp 3,095,996
367,242 Nokia Oyj 3,362,494
64,082 SAP SE 11,625,669
35,700 Tokyo Electron Ltd 12,443,712
69,400 Yokogawa Electric Corp 2,520,149
TOTAL INFORMATION TECHNOLOGY 62,819,448
MATERIALS - 5.8%
2,654 Antofagasta plc 130,543
353,300 Asahi Kasei Corp 3,822,008
90,505 Boliden AB 4,523,353
34,076 Endeavour Mining plc 1,615,111
82,120 Evonik Industries AG. 1,657,234
1,522 Givaudan S.A. 6,076,336
226,776 ICL Group Ltd 1,159,004
22,500 JX Advanced Metals Corp 536,552
9,074 (b) Lynas Rare Earths Ltd 89,797
378,500 Mitsubishi Chemical Group Corp 2,824,041
17,300 Mitsui Kinzoku Co Ltd 3,362,757
155,800 Nitto Denko Corp 3,253,478
408,085 Norsk Hydro ASA 3,728,796
12,698 Northern Star Resources Ltd 177,477
613,368 (b) PLS Group Ltd 1,787,818
56,771 Sumitomo Metal Mining Co Ltd 2,918,327
22,343 Syensqo S.A. 1,975,562
9,928 Symrise AG. 1,017,759
TOTAL MATERIALS 40,655,953
REAL ESTATE - 1.6%
778,950 CapitaLand Ascendas REIT 1,559,356
96,100 Daiwa House Industry Co Ltd 2,823,400
49,352 Land Securities Group plc 468,561
1,198,224 Sino Land Co Ltd 1,634,998
502,523 Stockland 1,507,085
14,500 Sun Hung Kai Properties Ltd 227,811
21,927 Unibail-Rodamco-Westfield 2,656,519
28,209 Vonovia SE 682,546
TOTAL REAL ESTATE 11,560,276
UTILITIES - 4.0%
392,923 EDP S.A. 2,020,786
495,514 Iberdrola S.A. 11,772,850
172,839 Italgas S.p.A 1,779,000
349,317 Meridian Energy Ltd 1,170,076
494,336 National Grid plc 7,916,507
144,418 Orsted AS. 3,223,244
6,423 Verbund AG. 440,073
TOTAL UTILITIES 28,322,536
TOTAL COMMON STOCKS
(Cost $541,518,750) 705,166,519
TOTAL LONG-TERM INVESTMENTS
(Cost $541,518,750) 705,166,519

Portfolio of Investments July 31, 2026
(continued)
NUDM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
18,620 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(e) $ 18,620
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $18,620) 18,620
TOTAL INVESTMENTS - 99.6%
(Cost $541,537,370) $ 705,185,139
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,717,190
NET ASSETS - 100% $ 707,902,329
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $8,836,977 or 1.3% of Total Investments.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $17,425.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 705,166,519 $ – $ – * $ 705,166,519
Investments Purchased with Collateral from Securities
Lending 18,620 – – 18,620
$ 705,185,139 $ – $ – $ 705,185,139
a
* Value equals zero as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NULC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 6.7%
12,751 AT&T, Inc $ 296,461
13,548 Comcast Corp, Class A 324,610
1,091 Electronic Arts, Inc 228,957
2,270 (a) Liberty Media Corp-Liberty Formula One, Class C 222,755
1,672 (a) Live Nation Entertainment, Inc 291,146
3,737 Meta Platforms, Inc 2,080,425
6,361 (a) NetFlix, Inc 456,147
3,905 News Corp, Class A 107,622
1,227 (a) Reddit, Inc, Class A 172,602
9,293 Verizon Communications, Inc 435,005
1,268 Walt Disney Co 121,969
TOTAL COMMUNICATION SERVICES 4,737,699
CONSUMER DISCRETIONARY - 8.2%
2,272 (a) Aptiv plc 128,300
6 (a) AutoZone, Inc 18,098
3,014 Booking Holdings, Inc 581,401
3,942 eBay, Inc 449,427
6,816 Ford Motor Co 100,059
1,745 (a) Garmin Ltd 512,646
9,643 General Motors Co 856,877
2,440 Hilton Worldwide Holdings, Inc 781,996
1,791 Home Depot, Inc 594,540
691 Lowe's Cos, Inc 143,597
300 (a) MercadoLibre, Inc 563,385
8,110 (a) Rivian Automotive, Inc, Class A 123,434
5,780 TJX Cos, Inc 909,425
1 (a) Versigent plc 41
281 Yum! Brands, Inc 43,072
TOTAL CONSUMER DISCRETIONARY 5,806,298
CONSUMER STAPLES - 6.5%
5,140 Archer-Daniels-Midland Co 407,448
1,347 Bunge Global S.A. 143,092
14,373 Coca-Cola Co 1,258,931
527 Colgate-Palmolive Co 48,115
1,242 Costco Wholesale Corp 1,182,247
1,946 Mondelez International, Inc, Class A 121,255
7,575 Procter & Gamble Co 1,094,512
364 SYSCO Corp 31,027
1,791 Target Corp 258,782
TOTAL CONSUMER STAPLES 4,545,409
ENERGY - 2.2%
10,583 Baker Hughes Co 640,166
6,718 ONEOK, Inc 610,062
4,266 TechnipFMC plc 305,701
TOTAL ENERGY 1,555,929
FINANCIALS - 13.2%
1,171 Bank of New York Mellon Corp 183,062
993 Cboe Global Markets, Inc 308,058
757 Citigroup, Inc 100,265
683 Goldman Sachs Group, Inc 695,554
2,863 Intercontinental Exchange, Inc 436,550
3,609 Marsh & McLennan Cos, Inc 684,591
2,247 Mastercard, Inc, Class A 1,287,756
1,029 Moody's Corp 492,253
5,690 Morgan Stanley 1,197,290
2,671 PNC Financial Services Group, Inc 667,403
398 Progressive Corp 84,145
118 Prudential Financial, Inc 14,406

Portfolio of Investments July 31, 2026
(continued)
NULC

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
1,639 S&P Global, Inc $ 675,153
1,051 Travelers Cos, Inc 393,452
11,070 US Bancorp 697,521
3,726 Visa, Inc, Class A 1,364,200
32 Willis Towers Watson plc 10,750
TOTAL FINANCIALS 9,292,409
HEALTH CARE - 10.1%
3,602 AbbVie, Inc 903,886
2,887 Agilent Technologies, Inc 399,474
418 Amgen, Inc 160,997
796 Cardinal Health, Inc 183,104
152 Cigna Group 42,416
4,154 Danaher Corp 809,947
6,147 (a) Edwards Lifesciences Corp 529,072
1,301 Elevance Health, Inc 488,968
1,368 Gilead Sciences, Inc 178,127
682 (a) IDEXX Laboratories, Inc 381,286
134 McKesson Corp 114,729
7,460 Merck & Co, Inc 971,292
212 (a) Mettler-Toledo International, Inc 300,256
18,363 Pfizer, Inc 459,259
666 Stryker Corp 216,916
141 (a) United Therapeutics Corp 72,997
1,567 (a) Veeva Systems, Inc, Class A 319,323
543 (a) Vertex Pharmaceuticals, Inc 259,065
198 West Pharmaceutical Services, Inc 67,510
3,218 Zoetis, Inc 248,719
TOTAL HEALTH CARE 7,107,343
INDUSTRIALS - 9.0%
2,176 3M Co 383,585
1,074 Automatic Data Processing, Inc 286,178
789 (a) Axon Enterprise, Inc 416,403
1,129 Carrier Global Corp 69,784
474 Caterpillar, Inc 386,220
5,382 (a) Copart, Inc 156,724
2,390 CSX Corp 120,456
69 Deere & Co 40,894
2,406 Eaton Corp plc 998,971
1,022 Ferguson Enterprises, Inc 239,485
1,118 GE Vernova, Inc 1,107,144
3,750 Howmet Aerospace, Inc 1,058,475
910 Johnson Controls International plc 133,461
1,639 (a) Mobility Global, Inc 33,403
318 Quanta Services, Inc 212,221
196 Trane Technologies plc 89,170
1,240 Union Pacific Corp 362,241
86 United Rentals, Inc 92,816
1,344 Xylem, Inc 157,208
TOTAL INDUSTRIALS 6,344,839
INFORMATION TECHNOLOGY - 38.2%
2,152 Accenture plc, Class A 357,060
1,726 (a) Adobe, Inc 432,208
3,768 (a) Advanced Micro Devices, Inc 1,794,133
2,279 Analog Devices, Inc 837,327
1,225 Applied Materials, Inc 621,896
189 (a) Autodesk, Inc 44,264
6,838 Broadcom, Inc 2,661,897
1,440 (a) Cadence Design Systems, Inc 489,629
11,484 Cisco Systems, Inc 1,332,029
14 (a) Fair Isaac Corp 15,721
14,077 Hewlett Packard Enterprise Co 674,288

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
3,461 International Business Machines Corp $ 774,053
373 Intuit, Inc 117,894
1,828 (a) Keysight Technologies, Inc 583,278
3,531 Lam Research Corp 1,034,654
582 Marvell Technology, Inc 109,160
5,500 Microsoft Corp 2,555,960
835 (a) MongoDB, Inc 281,796
2,089 NetApp, Inc 372,886
28,413 NVIDIA Corp 5,703,910
1,804 (a) Okta, Inc 256,042
3,102 (a) Palo Alto Networks, Inc 1,029,337
211 (a) PTC, Inc 28,949
3,915 Salesforce, Inc 720,438
1,380 Seagate Technology Holdings plc 1,181,459
4,280 (a) ServiceNow, Inc 476,064
1,383 (a) Synopsys, Inc 537,655
2,454 (a) Trimble, Inc 138,847
1,535 (a) Twilio, Inc, Class A 302,932
880 VeriSign, Inc 255,218
2,214 Western Digital Corp 1,206,276
TOTAL INFORMATION TECHNOLOGY 26,927,260
MATERIALS - 1.7%
2,710 Ecolab, Inc 752,377
2,943 International Paper Co 120,163
252 PPG Industries, Inc 27,851
1,174 Steel Dynamics, Inc 294,979
TOTAL MATERIALS 1,195,370
REAL ESTATE - 2.0%
304 (a) CBRE Group, Inc, Class A 44,630
906 Equinix, Inc 923,468
2,985 ProLogis, Inc 431,661
TOTAL REAL ESTATE 1,399,759
UTILITIES - 2.0%
444 American Water Works Co, Inc 59,571
3,928 Consolidated Edison, Inc 427,563
3,491 Eversource Energy 249,921
1,057 Exelon Corp 48,432
6,968 Sempra 617,016
TOTAL UTILITIES 1,402,503
TOTAL COMMON STOCKS
(Cost $61,028,319) 70,314,818
TOTAL LONG-TERM INVESTMENTS
(Cost $61,028,319) 70,314,818
OTHER ASSETS & LIABILITIES, NET - 0.2% 141,763
NET ASSETS - 100% $ 70,456,581
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments July 31, 2026
(continued)
NULC

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 70,314,818 $ – $ – $ 70,314,818
$ 70,314,818 $ – $ – $ 70,314,818
a

Portfolio of Investments July 31, 2026
NULG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 5.1%
122,683 (a),(b) AST SpaceMobile, Inc $ 7,235,843
51,555 (b) EchoStar Corp, Class A 4,335,260
62,545 Electronic Arts, Inc 13,125,694
168,917 (b) Liberty Media Corp-Liberty Formula One, Class C 16,575,825
124,448 (b) Live Nation Entertainment, Inc 21,670,130
691,642 (b) NetFlix, Inc 49,597,648
91,413 (b) Reddit, Inc, Class A 12,859,067
307,100 (b) ROBLOX Corp, Class A 10,932,760
TOTAL COMMUNICATION SERVICES 136,332,227
CONSUMER DISCRETIONARY - 14.1%
5,415 (b) AutoZone, Inc 16,332,994
268,730 Booking Holdings, Inc 51,838,017
510,231 (b) Carvana Co 31,818,005
917,266 (b) Chipotle Mexican Grill, Inc 34,140,641
112,256 (b) Deckers Outdoor Corp 10,875,361
313,244 eBay, Inc 35,712,949
92,616 Expedia Group, Inc 27,297,640
23,637 (b) MercadoLibre, Inc 44,389,104
58,520 (b) O'Reilly Automotive, Inc 5,228,762
637,212 (b) Rivian Automotive, Inc, Class A 9,698,367
174,502 Ross Stores, Inc 43,812,217
299,683 TJX Cos, Inc 47,152,123
34,310 (b) Ulta Beauty, Inc 17,595,197
TOTAL CONSUMER DISCRETIONARY 375,891,377
CONSUMER STAPLES - 1.6%
29,307 Casey's General Stores, Inc 25,526,397
196,046 Estee Lauder Cos, Inc, Class A 16,448,259
TOTAL CONSUMER STAPLES 41,974,656
FINANCIALS - 5.0%
22,190 LPL Financial Holdings, Inc 7,848,603
85,423 Moody's Corp 40,864,655
230,172 Visa, Inc, Class A 84,272,874
TOTAL FINANCIALS 132,986,132
HEALTH CARE - 9.4%
159,991 (b) Edwards Lifesciences Corp 13,770,425
94,953 Eli Lilly & Co 109,085,805
63,000 (b) IDEXX Laboratories, Inc 35,221,410
12,337 McKesson Corp 10,562,816
8,053 (b) Mettler-Toledo International, Inc 11,405,464
115,506 ResMed, Inc 24,369,456
8,398 (b) United Therapeutics Corp 4,347,729
83,593 (b) Vertex Pharmaceuticals, Inc 39,882,220
1,114 West Pharmaceutical Services, Inc 379,829
TOTAL HEALTH CARE 249,025,154
INDUSTRIALS - 11.0%
74,034 Caterpillar, Inc 60,323,643
860 Comfort Systems USA, Inc 1,487,533
59,379 Cummins, Inc 37,658,162
8,605 EMCOR Group, Inc 6,861,885
52,933 GE Vernova, Inc 52,419,021
157,942 Howmet Aerospace, Inc 44,580,709
31,182 Rockwell Automation, Inc 14,969,855
88,812 Trane Technologies plc 40,405,019
13,013 WW Grainger, Inc 17,986,829
81,076 (b) XPO, Inc 16,293,844
TOTAL INDUSTRIALS 292,986,500

Portfolio of Investments July 31, 2026
(continued)
NULG

SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY - 49.0%
206,440 (b) Advanced Micro Devices, Inc $ 98,296,406
90,619 Analog Devices, Inc 33,294,327
141,204 Applied Materials, Inc 71,685,035
147,471 (b) Autodesk, Inc 34,537,708
434,562 Broadcom, Inc 169,166,295
116,352 (b) Cadence Design Systems, Inc 39,562,007
173,089 (b) Datadog, Inc, Class A 46,382,659
300,062 (b) Fortinet, Inc 48,595,041
88,441 (b) Keysight Technologies, Inc 28,219,754
215,847 Lam Research Corp 63,247,488
149,344 Marvell Technology, Inc 28,010,961
62,168 (b) MongoDB, Inc 20,980,457
1,976,388 (c) NVIDIA Corp 396,759,891
197,331 (b) Palo Alto Networks, Inc 65,480,346
273,745 (b) Samsara, Inc, Class A 10,202,476
60,880 Seagate Technology Holdings plc 52,121,194
304,883 (b) ServiceNow, Inc 33,912,136
32,729 VeriSign, Inc 9,492,065
97,525 Western Digital Corp 53,135,521
2,305 (b) Zscaler, Inc 348,516
TOTAL INFORMATION TECHNOLOGY 1,303,430,283
MATERIALS - 2.2%
100,787 Ecolab, Inc 27,981,495
93,144 Sherwin-Williams Co 31,748,132
TOTAL MATERIALS 59,729,627
REAL ESTATE - 2.4%
139,945 Iron Mountain, Inc 17,118,072
202,295 Welltower, Inc 47,426,040
TOTAL REAL ESTATE 64,544,112
TOTAL COMMON STOCKS
(Cost $2,433,168,137) 2,656,900,068
TOTAL LONG-TERM INVESTMENTS
(Cost $2,433,168,137) 2,656,900,068
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
5,521,262 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(d) $ 5,521,262
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,521,262) 5,521,262
TOTAL INVESTMENTS - 100.0%
(Cost $2,438,689,399) 2,662,421,330
OTHER ASSETS & LIABILITIES, NET - (0.0)% (1,016,739)
NET ASSETS - 100% $ 2,661,404,591
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,438,251.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-mini Nasdaq-100 5 9/26 $ 2,996,259 $ 2,840,425 $ (155,834)
Total $2,996,259 $2,840,425 $(155,834)
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,656,900,068 $ – $ – $ 2,656,900,068
Investments Purchased with Collateral from Securities
Lending 5,521,262 – – 5,521,262
$ 2,662,421,330 $ – $ – $ 2,662,421,330
a
Investments in Derivatives:
Futures Contracts* (155,834) – – (155,834)
$ (155,834) $ – $ – $ (155,834)
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
NULV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 8.7%
56,398 (a),(b) AST SpaceMobile, Inc $ 3,326,354
798,490 AT&T, Inc 18,564,892
789,902 Comcast Corp, Class A 18,926,052
98,876 Electronic Arts, Inc 20,750,117
140,315 Meta Platforms, Inc 78,114,764
239,712 News Corp, Class A 6,606,463
140,884 (b) ROBLOX Corp, Class A 5,015,470
776,442 Verizon Communications, Inc 36,345,250
42,546 Walt Disney Co 4,092,500
TOTAL COMMUNICATION SERVICES 191,741,862
CONSUMER DISCRETIONARY - 1.3%
55,490 Home Depot, Inc 18,420,461
44,636 Lowe's Cos, Inc 9,275,807
TOTAL CONSUMER DISCRETIONARY 27,696,268
CONSUMER STAPLES - 9.1%
325,280 Archer-Daniels-Midland Co 25,784,946
85,337 Bunge Global S.A. 9,065,350
579,735 Coca-Cola Co 50,778,989
73,808 Dollar General Corp 9,377,306
721,251 Kenvue, Inc 13,876,869
364,235 Keurig Dr Pepper, Inc 11,334,993
163,569 Kraft Heinz Co 4,228,259
291,739 Procter & Gamble Co 42,153,368
235,378 Target Corp 34,009,767
TOTAL CONSUMER STAPLES 200,609,847
ENERGY - 3.4%
465,038 Baker Hughes Co 28,130,149
564,189 Halliburton Co 18,195,095
316,155 ONEOK, Inc 28,710,035
TOTAL ENERGY 75,035,279
FINANCIALS - 18.4%
97,760 American Express Co 32,871,800
237,406 Bank of New York Mellon Corp 37,113,680
70,758 Cboe Global Markets, Inc 21,951,254
332,493 Citigroup, Inc 44,038,698
303,677 Fidelity National Information Services, Inc 13,595,619
93,826 (b) Fiserv, Inc 5,060,974
33,929 Goldman Sachs Group, Inc 34,552,615
105,351 Intercontinental Exchange, Inc 16,063,921
9,133 M&T Bank Corp 2,249,367
115,847 Marsh & McLennan Cos, Inc 21,975,017
213,227 Morgan Stanley 44,867,225
132,603 PNC Financial Services Group, Inc 33,133,512
100,353 Progressive Corp 21,216,631
9,987 Regions Financial Corp 309,098
67,063 S&P Global, Inc 27,625,262
94,509 Travelers Cos, Inc 35,380,389
173,490 US Bancorp 10,931,605
4,415 Willis Towers Watson plc 1,483,087
TOTAL FINANCIALS 404,419,754
HEALTH CARE - 13.3%
165,856 AbbVie, Inc 41,619,905
27,771 Agilent Technologies, Inc 3,842,673
145,860 Cardinal Health, Inc 33,552,176
280,661 (b) Centene Corp 17,462,728
56,688 Cigna Group 15,818,786
147,190 Danaher Corp 28,699,106
199,212 (b) Edwards Lifesciences Corp 17,146,177

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
265,781 Gilead Sciences, Inc $ 34,607,344
6,797 Humana, Inc 2,473,156
51,979 Merck & Co, Inc 6,767,666
1,308,622 Pfizer, Inc 32,728,636
277,039 Royalty Pharma plc 16,187,389
38,341 STERIS plc 8,757,084
68,126 Stryker Corp 22,188,638
29,735 West Pharmaceutical Services, Inc 10,138,446
5,737 Zoetis, Inc 443,413
TOTAL HEALTH CARE 292,433,323
INDUSTRIALS - 11.2%
170,076 3M Co 29,980,997
79,410 Automatic Data Processing, Inc 21,159,589
2,523 Broadridge Financial Solutions, Inc 388,416
73,762 CH Robinson Worldwide, Inc 10,896,860
28,295 (b) Copart, Inc 823,950
57,935 Deere & Co 34,336,336
80,783 Eaton Corp plc 33,541,102
8,790 Expeditors International of Washington, Inc 1,475,753
92,430 Ferguson Enterprises, Inc 21,659,122
72,887 Jacobs Solutions, Inc 9,834,643
105,707 Johnson Controls International plc 15,502,989
34,821 Parker-Hannifin Corp 34,003,751
100,993 Union Pacific Corp 29,503,085
3,323 United Rentals, Inc 3,586,381
TOTAL INDUSTRIALS 246,692,974
INFORMATION TECHNOLOGY - 24.1%
134,138 Accenture plc, Class A 22,256,177
84,283 Analog Devices, Inc 30,966,417
479,889 Cisco Systems, Inc 55,662,325
27,667 (b) F5, Inc 11,137,904
34,504 (b) First Solar, Inc 7,281,379
889,243 Hewlett Packard Enterprise Co 42,594,740
132,999 International Business Machines Corp 29,745,226
543 Intuit, Inc 171,626
40,456 (b) Keysight Technologies, Inc 12,908,701
413,686 Microsoft Corp 192,248,158
133,268 NetApp, Inc 23,788,338
105,609 NXP Semiconductors NV 24,201,358
108,394 (b) Okta, Inc 15,384,360
154,790 Salesforce, Inc 28,484,456
12,305 (b) Synopsys, Inc 4,783,692
96,873 (b) Twilio, Inc, Class A 19,117,887
27,957 VeriSign, Inc 8,108,089
TOTAL INFORMATION TECHNOLOGY 528,840,833
MATERIALS - 3.1%
27,759 Ball Corp 1,801,559
85,798 Ecolab, Inc 23,820,099
150,672 PPG Industries, Inc 16,652,269
65,046 Smurfit Westrock plc 2,990,165
92,946 Steel Dynamics, Inc 23,353,612
TOTAL MATERIALS 68,617,704
REAL ESTATE - 3.1%
35,112 American Tower Corp 6,087,016
41,594 (b) CBRE Group, Inc, Class A 6,106,415
29,148 Equinix, Inc 29,709,974
187,974 ProLogis, Inc 27,182,920
TOTAL REAL ESTATE 69,086,325

Portfolio of Investments July 31, 2026
(continued)
NULV

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 4.1%
101,838 Atmos Energy Corp $ 17,595,570
248,607 Consolidated Edison, Inc 27,060,872
232,928 Eversource Energy 16,675,315
618,142 Exelon Corp 28,323,266
TOTAL UTILITIES 89,655,023
TOTAL COMMON STOCKS
(Cost $2,026,082,320) 2,194,829,192
TOTAL LONG-TERM INVESTMENTS
(Cost $2,026,082,320) 2,194,829,192
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,532,913 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(c) $ 2,532,913
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,532,913) 2,532,913
TOTAL INVESTMENTS - 99.9%
(Cost $2,028,615,233) 2,197,362,105
OTHER ASSETS & LIABILITIES, NET - 0.1% 2,404,711
NET ASSETS - 100% $ 2,199,766,816
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,494,736.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) The rate shown is the one-day yield as of the end of the reporting period.
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,194,829,192 $ – $ – $ 2,194,829,192
Investments Purchased with Collateral from Securities
Lending 2,532,913 – – 2,532,913
$ 2,197,362,105 $ – $ – $ 2,197,362,105
a

Portfolio of Investments July 31, 2026
NUMG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
COMMUNICATION SERVICES - 5.9%
71,504 (a),(b) AST SpaceMobile, Inc $ 4,217,306
79,255 (b) Liberty Media Corp-Liberty Formula One, Class C 7,777,293
49,657 (b) Live Nation Entertainment, Inc 8,646,773
TOTAL COMMUNICATION SERVICES 20,641,372
CONSUMER DISCRETIONARY - 13.5%
24,304 (b) Burlington Stores, Inc 8,955,538
66,438 (b) Deckers Outdoor Corp 6,436,514
101,190 eBay, Inc 11,536,672
45,374 (b) Lululemon Athletica, Inc 5,393,607
450,452 (b) Rivian Automotive, Inc, Class A 6,855,879
15,405 (b) Ulta Beauty, Inc 7,900,146
TOTAL CONSUMER DISCRETIONARY 47,078,356
CONSUMER STAPLES - 2.6%
10,547 Casey's General Stores, Inc 9,186,437
TOTAL CONSUMER STAPLES 9,186,437
FINANCIALS - 10.3%
106,865 (b) Affirm Holdings, Inc 7,641,916
19,015 LPL Financial Holdings, Inc 6,725,605
470,850 (b) SoFi Technologies, Inc 7,679,564
253,989 (b) Toast, Inc, Class A 8,196,225
55,801 Tradeweb Markets, Inc, Class A 5,608,001
TOTAL FINANCIALS 35,851,311
HEALTH CARE - 16.6%
34,383 (b) Alnylam Pharmaceuticals, Inc 7,066,394
19,717 (b) IDEXX Laboratories, Inc 11,023,183
5,571 (b) Mettler-Toledo International, Inc 7,890,208
40,949 ResMed, Inc 8,639,420
48,128 (b) Veeva Systems, Inc, Class A 9,807,524
20,146 (b) Waters Corp 7,601,287
17,777 West Pharmaceutical Services, Inc 6,061,246
TOTAL HEALTH CARE 58,089,262
INDUSTRIALS - 18.6%
22,316 (b) Axon Enterprise, Inc 11,777,492
7,611 Comfort Systems USA, Inc 13,164,671
11,669 EMCOR Group, Inc 9,305,211
22,265 JB Hunt Transport Services, Inc 6,050,514
15,980 Rockwell Automation, Inc 7,671,678
6,708 WW Grainger, Inc 9,271,932
38,225 (b) XPO, Inc 7,682,078
TOTAL INDUSTRIALS 64,923,576
INFORMATION TECHNOLOGY - 28.3%
74,576 (b) Atlassian Corp, Class A 7,533,295
29,103 (b) Ciena Corp 10,973,286
66,718 (b) Datadog, Inc, Class A 17,878,423
7,064 (b) Fair Isaac Corp 7,932,660
26,846 (b) First Solar, Inc 5,665,311
29,109 (b) Keysight Technologies, Inc 9,288,100
15,510 (b) Lumentum Holdings, Inc 11,073,209
24,483 (b) MongoDB, Inc 8,262,523
190,690 (b) Samsara, Inc, Class A 7,107,016
4,720 (b) Tyler Technologies, Inc 1,461,312
20,253 VeriSign, Inc 5,873,775
39,970 (b) Zscaler, Inc 6,043,464
TOTAL INFORMATION TECHNOLOGY 99,092,374
MATERIALS - 2.0%
26,194 Vulcan Materials Co 7,034,923
TOTAL MATERIALS 7,034,923

Portfolio of Investments July 31, 2026
(continued)
NUMG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
REAL ESTATE - 2.2%
63,483 Iron Mountain, Inc $ 7,765,240
TOTAL REAL ESTATE 7,765,240
TOTAL COMMON STOCKS
(Cost $349,016,129) 349,662,851
TOTAL LONG-TERM INVESTMENTS
(Cost $349,016,129) 349,662,851
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
3,211,420 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(c) $ 3,211,420
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,211,420) 3,211,420
TOTAL INVESTMENTS - 100.9%
(Cost $352,227,549) 352,874,271
OTHER ASSETS & LIABILITIES, NET - (0.9)% (3,142,495)
NET ASSETS - 100% $ 349,731,776
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,162,979.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) The rate shown is the one-day yield as of the end of the reporting period.
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 349,662,851 $ – $ – $ 349,662,851
Investments Purchased with Collateral from Securities
Lending 3,211,420 – – 3,211,420
$ 352,874,271 $ – $ – $ 352,874,271
a

Portfolio of Investments July 31, 2026
NUMV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.4%
50,959 (a),(b) AST SpaceMobile, Inc $ 3,005,562
39,364 (b) EchoStar Corp, Class A 3,310,118
80,666 News Corp, Class A 2,223,155
80,297 Omnicom Group, Inc 6,319,374
TOTAL COMMUNICATION SERVICES 14,858,209
CONSUMER DISCRETIONARY - 5.3%
1,117 Best Buy Co, Inc 96,352
45,323 Genuine Parts Co 5,636,821
2,526 (b) Lululemon Athletica, Inc 300,266
44,989 PulteGroup, Inc 5,689,759
8,565 Tapestry, Inc 1,305,049
66,762 Tractor Supply Co 2,054,267
55,884 Yum! Brands, Inc 8,565,900
TOTAL CONSUMER DISCRETIONARY 23,648,414
CONSUMER STAPLES - 9.0%
103,353 Archer-Daniels-Midland Co 8,192,792
52,268 Bunge Global S.A. 5,552,430
58,771 Church & Dwight Co, Inc 5,807,162
107,017 General Mills, Inc 3,825,858
8,260 Kimberly-Clark Corp 902,901
256,226 Kraft Heinz Co 6,623,442
106,685 SYSCO Corp 9,093,829
TOTAL CONSUMER STAPLES 39,998,414
ENERGY - 2.2%
157,661 Baker Hughes Co 9,536,914
TOTAL ENERGY 9,536,914
FINANCIALS - 18.8%
55,543 (b) Arch Capital Group Ltd 5,583,738
415 Ares Management Corp, Class A 53,157
22,553 Cboe Global Markets, Inc 6,996,617
100,719 Fifth Third Bancorp 5,690,624
18,508 Hartford Insurance Group, Inc 2,626,470
6,447 LPL Financial Holdings, Inc 2,280,304
21,917 NASDAQ, Inc 2,064,362
67,954 Principal Financial Group, Inc 7,726,370
78,674 Prudential Financial, Inc 9,604,522
18,568 Raymond James Financial, Inc 3,267,597
260,638 Regions Financial Corp 8,066,746
28,162 State Street Corp 5,186,314
89,794 Synchrony Financial 6,805,487
62,431 T Rowe Price Group, Inc 6,976,664
43,628 W R Berkley Corp 3,164,775
22,202 Willis Towers Watson plc 7,458,096
TOTAL FINANCIALS 83,551,843
HEALTH CARE - 9.2%
44,435 Cardinal Health, Inc 10,221,383
16,939 Humana, Inc 6,163,424
21,969 (b) IQVIA Holdings, Inc 5,163,154
1,249 (b) Mettler-Toledo International, Inc 1,768,959
103,759 Royalty Pharma plc 6,062,638
31,484 STERIS plc 7,190,946
218 (b) Waters Corp 82,254
11,995 West Pharmaceutical Services, Inc 4,089,815
TOTAL HEALTH CARE 40,742,573

Portfolio of Investments July 31, 2026
(continued)
NUMV

SHARES DESCRIPTION VALUE
INDUSTRIALS - 17.7%
18,861 Broadridge Financial Solutions, Inc $ 2,903,651
825 Carlisle Cos, Inc 296,934
30,288 CH Robinson Worldwide, Inc 4,474,446
272,958 CNH Industrial NV 2,797,820
24,687 Expeditors International of Washington, Inc 4,144,701
33,498 Ferguson Enterprises, Inc 7,849,586
111,433 Fortive Corp 6,597,948
4,527 Hubbell, Inc 2,139,234
363 IDEX Corp 83,653
36,635 Ingersoll Rand, Inc 3,054,626
32,969 Jacobs Solutions, Inc 4,448,507
9,660 Lennox International, Inc 4,017,401
48,492 Paychex, Inc 5,665,805
84,696 Pentair plc 5,542,506
10,562 United Rentals, Inc 11,399,144
56,174 Veralto Corp 5,289,906
65 WW Grainger, Inc 89,844
67,940 Xylem, Inc 7,946,942
TOTAL INDUSTRIALS 78,742,654
INFORMATION TECHNOLOGY - 12.8%
7,708 (b) F5, Inc 3,103,010
27,417 (b) First Solar, Inc 5,785,810
61,912 Gen Digital, Inc 1,699,484
263,731 Hewlett Packard Enterprise Co 12,632,715
273,703 HP, Inc 7,463,881
19,793 (b) Keysight Technologies, Inc 6,315,551
5,814 NetApp, Inc 1,037,799
3,054 (b) Okta, Inc 433,454
22,832 (b) PTC, Inc 3,132,550
113,047 (b) Trimble, Inc 6,396,199
15,726 (b) Twilio, Inc, Class A 3,103,526
10,916 (b) Tyler Technologies, Inc 3,379,594
395 (b) Workday, Inc, Class A 63,334
21,586 (b) Zoom Communications, Inc 2,073,767
TOTAL INFORMATION TECHNOLOGY 56,620,674
MATERIALS - 7.3%
36,931 Amcor plc 1,657,472
301 Avery Dennison Corp 51,089
86,574 Ball Corp 5,618,653
54,947 International Paper Co 2,243,486
9,468 Martin Marietta Materials, Inc 4,972,025
68,629 PPG Industries, Inc 7,584,877
39,941 Smurfit Westrock plc 1,836,088
34,074 Steel Dynamics, Inc 8,561,433
TOTAL MATERIALS 32,525,123
REAL ESTATE - 8.9%
38,863 AvalonBay Communities, Inc 7,213,361
38,244 (b) CBRE Group, Inc, Class A 5,614,602
34,140 Crown Castle, Inc 2,604,882
104,214 Equity Residential 6,925,020
192,074 Invitation Homes, Inc 5,708,439
50,197 Iron Mountain, Inc 6,140,097
53,257 Regency Centers Corp 4,276,005
4,972 SBA Communications Corp 899,833
TOTAL REAL ESTATE 39,382,239

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 5.2%
173,330 CenterPoint Energy, Inc $ 7,286,793
77,084 Consolidated Edison, Inc 8,390,594
105,068 Eversource Energy 7,521,818
TOTAL UTILITIES 23,199,205
TOTAL COMMON STOCKS
(Cost $410,671,669) 442,806,262
TOTAL LONG-TERM INVESTMENTS
(Cost $410,671,669) 442,806,262
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
2,288,679 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(c) $ 2,288,679
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,288,679) 2,288,679
TOTAL INVESTMENTS - 100.3%
(Cost $412,960,348) 445,094,941
OTHER ASSETS & LIABILITIES, NET - (0.3)% (1,405,587)
NET ASSETS - 100% $ 443,689,354
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,254,157.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) The rate shown is the one-day yield as of the end of the reporting period.
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 442,806,262 $ – $ – $ 442,806,262
Investments Purchased with Collateral from Securities
Lending 2,288,679 – – 2,288,679
$ 445,094,941 $ – $ – $ 445,094,941
a

Portfolio of Investments July 31, 2026
NUSC
(Unaudited)
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCK RIGHTS - 0.0%
FINANCIALS - 0.0%
109,166 (a) Sycamore Partners LLC 12/31/28 $ 57,858
TOTAL FINANCIALS 57,858
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co 12/29/26 18,682
44,361 (a) Zimmer Biomet Holdings Inc 01/04/27 3,993
TOTAL HEALTH CARE 22,675
TOTAL COMMON STOCK RIGHTS
(Cost $0) 80,533
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.6%
569,376 (b) AMC Entertainment Holdings, Inc, Class A 1,605,640
6,011 (b) Atlanta Braves Holdings, Inc, Class A 327,059
45,802 (b) Atlanta Braves Holdings, Inc, Class C 2,328,116
48,807 (b) Cars.com, Inc 578,363
100,106 Cinemark Holdings, Inc 3,662,879
223,603 (b) Clear Channel Outdoor Holdings, Inc 541,119
46,521 Cogent Communications Holdings, Inc 628,033
130,769 (b) DoubleVerify Holdings, Inc 1,471,151
49,926 (b) Globalstar, Inc 4,162,830
70,479 (b) Gogo, Inc 294,602
9,380 (b) Ibotta, Inc, Class A 225,120
43,433 (b) IMAX Corp 2,077,835
89,447 Iridium Communications, Inc 4,234,421
15,637 (b) Liberty Broadband Corp, Class A 532,596
114,896 (b) Liberty Broadband Corp, Class C 3,911,060
26,928 (b) Liberty Latin America Ltd, Class C 217,309
84,597 (b) Lionsgate Studios Corp 1,123,448
922,594 (b) Lumen Technologies, Inc 5,886,150
138,913 (b) Magnite, Inc 2,681,021
81,446 New York Times Co, Class A 6,099,491
50,161 (b) QuinStreet, Inc 777,495
10,587 Sirius XM Holdings, Inc 313,587
24,372 (b) Uniti Group, Inc 236,896
137,634 (b) USA TODAY Co, Inc 1,196,039
33,170 (b) Ziff Davis, Inc 1,760,664
TOTAL COMMUNICATION SERVICES 46,872,924
CONSUMER DISCRETIONARY - 9.3%
43,258 (b) Abercrombie & Fitch Co, Class A 4,305,901
371,551 ADT, Inc 2,838,650
46,994 (c) Advance Auto Parts, Inc 2,610,047
47,257 (b) Bright Horizons Family Solutions, Inc 3,522,537
19,020 (b) Brinker International, Inc 4,064,574
131,593 (b) Callaway Golf Co 2,429,207
52,663 (b) Capri Holdings Ltd 838,921
29,357 (b) CarMax, Inc 1,680,982
21,370 Carter's, Inc 824,241
209,907 (b) Coursera, Inc 1,114,606
33,449 (b) Covista, Inc 4,176,108
20,189 Cracker Barrel Old Country Store, Inc 1,138,458
44,192 (b) Crocs, Inc 5,657,018
22,092 (b) Five Below, Inc 4,796,836
67,813 (b) Frontdoor, Inc 4,925,258
109,779 (b) Global Business Travel Group I 1,036,314
265,047 (b) Goodyear Tire & Rubber Co 1,842,077
104,288 Harley-Davidson, Inc 2,559,227

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
106,251 Kohl's Corp 2,033,644
22,355 LCI Industries 2,288,258
76,664 (b) Life Time Group Holdings, Inc 3,457,546
31,138 LKQ Corp 699,048
171,626 (b),(c) Lucid Group, Inc 1,266,601
70,024 Macy's, Inc 1,737,996
160,657 (b) Mobileye Global, Inc, Class A 1,275,616
16,114 Murphy USA, Inc 9,793,445
71,839 (b) National Vision Holdings, Inc 1,583,331
411,953 Newell Brands, Inc 2,306,937
439,453 (b) Norwegian Cruise Line Holdings Ltd 8,143,064
93,068 (b) Petco Health & Wellness Co, Inc 259,660
47,449 (b) Planet Fitness, Inc 2,652,873
21,373 Polaris, Inc 1,433,701
19,970 (b) Pursuit Attractions and Hospitality, Inc 1,009,084
13,820 PVH Corp 1,197,641
98,055 (b) RealReal, Inc 1,185,485
130,637 Service Corp International 11,259,603
4,498 Signet Jewelers Ltd 417,864
40,371 (b) Stride, Inc 3,241,388
30,992 (b) Target Hospitality Corp 471,078
101,938 (b) ThredUp, Inc, Class A 589,202
191,999 VF Corp 2,749,426
54,749 (b) Victoria's Secret & Co 4,855,141
153,871 (c) Wendy's Co 1,132,490
30,489 Whirlpool Corp 1,143,337
25,538 Winnebago Industries, Inc 773,291
TOTAL CONSUMER DISCRETIONARY 119,317,712
CONSUMER STAPLES - 3.0%
31,254 Andersons, Inc 2,212,158
28,999 (c) Campbell's Company 637,398
308,023 ConAgra Brands, Inc 4,469,414
147,686 (b) Darling Ingredients, Inc 8,955,679
188,035 Flowers Foods, Inc 1,320,006
46,289 (b) Freshpet, Inc 2,756,047
86,285 (b) Grocery Outlet Holding Corp 792,959
46,407 Ingredion, Inc 4,615,640
5,833 J M Smucker Co 695,644
126,579 Lamb Weston Holdings, Inc 6,651,727
1,892 (b) Performance Food Group Co 216,426
29,546 (b) Sprouts Farmers Market, Inc 2,575,229
58,622 (b) United Natural Foods, Inc 2,979,756
34,107 (b),(c) Vital Farms, Inc 434,182
TOTAL CONSUMER STAPLES 39,312,265
ENERGY - 2.5%
43,864 Core Laboratories, Inc 466,713
22,924 Excelerate Energy, Inc, Class A 900,225
99,601 (b) Expro Ltd 1,588,636
63,860 (b) Green Plains, Inc 1,076,041
119,067 Hess Midstream LP, Class A 4,861,506
143,599 (b),(c) NextDecade Corp 964,985
348,963 NOV Inc 6,780,351
186,952 Plains GP Holdings LP 4,922,446
37,356 Sunococorp LLC 2,855,493
69,159 Weatherford International plc 6,071,469
47,330 World Kinect Corp 1,886,574
TOTAL ENERGY 32,374,439
FINANCIALS - 15.6%
1,086,370 AGNC Investment Corp 11,580,704
14,294 Ally Financial, Inc 619,359
17,041 Amalgamated Financial Corp 841,485

Portfolio of Investments July 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
122,016 Apollo Commercial Real Estate Finance, Inc 807,746
67,733 Axis Capital Holdings Ltd 7,133,640
74,913 (b) Baldwin Insurance Group, Inc 2,078,087
38,675 (b) Bancorp, Inc 2,593,932
2,519 Banner Corp 177,363
81,326 Beacon Financial Corp 2,562,582
154,264 Blackstone Mortgage Trust, Inc, Class A 2,242,999
182,566 Burford Capital Ltd 752,172
7,853 Central Pacific Financial Corp 309,408
21,946 (b) Donnelley Financial Solutions, Inc 1,038,046
101,895 East West Bancorp, Inc 13,348,245
35,176 FactSet Research Systems, Inc 9,258,323
150,948 First BanCorp 4,366,926
7,616 First Horizon Corp 195,274
79,993 First Interstate BancSystem, Inc, Class A 3,041,334
77,157 Franklin BSP Realty Trust, Inc 585,622
162,915 Franklin Resources, Inc 5,516,302
118,847 Glacier Bancorp, Inc 5,857,969
123,697 HA Sustainable Infrastructure Capital, Inc 4,684,405
7,901 Independent Bank Corp 301,818
166,653 Invesco Ltd 4,932,929
61,100 Jackson Financial, Inc, Class A 7,471,308
21,221 Kinsale Capital Group, Inc 7,563,589
34,426 MarketAxess Holdings, Inc 5,587,340
228,165 Old National Bancorp 6,078,316
25,674 (b) Palomar Holdings, Inc 3,434,924
62,769 Popular, Inc 10,997,756
35,652 (b) PRA Group, Inc 619,275
37,373 PROG Holdings, Inc 1,645,159
38,515 RenaissanceRe Holdings Ltd 12,324,030
9,485 Selective Insurance Group, Inc 899,083
101,530 (b) SiriusPoint Ltd 2,401,184
149,088 SLM Corp 3,875,543
52,172 SOUTHSTATE BANK CORP 5,482,755
58,964 StepStone Group, Inc, Class A 2,586,161
28,274 Stewart Information Services Corp 1,911,040
41,286 Unum Group 3,555,137
432,519 Valley National Bancorp 6,180,697
6,661 Victory Capital Holdings, Inc, Class A 659,639
79,566 Voya Financial, Inc 7,911,247
100,831 Western Alliance Bancorp 8,115,887
301,480 (c) Western Union Co 1,917,413
26,652 (b) WEX, Inc 4,982,858
108,631 WisdomTree, Inc 2,104,182
121,079 Zions Bancorp NA 8,439,206
TOTAL FINANCIALS 201,570,399
HEALTH CARE - 13.9%
117,949 (a),(b),(c) 89bio, Inc 40,103
12,071 (b) Acadia Healthcare Co, Inc 357,543
80,884 (b) AdaptHealth Corp 873,547
152,593 (b) Alkermes plc 7,475,531
64,392 (b) Alphatec Holdings, Inc 613,012
65,999 (b) Alumis, Inc 1,864,472
37,964 (b) AMN Healthcare Services, Inc 1,276,729
70,505 (b) Amylyx Pharmaceuticals, Inc 1,431,957
107,502 (b) Arcutis Biotherapeutics, Inc 2,887,504
232,482 (b) AtaiBeckley, Inc 1,669,221
188,520 (b) Avantor, Inc 2,597,806
47,431 (b) Axogen, Inc 2,002,062
39,458 (b) Azenta, Inc 1,109,954
120,245 (b) Biohaven Ltd 1,623,307
5,409 (b) BrightSpring Health Services, Inc 322,971

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
205,161 (b) Brookdale Senior Living, Inc $ 2,995,351
171,842 (b) Butterfly Network, Inc 1,221,797
42,483 (b) CareDx, Inc 1,856,932
25,475 (b) Castle Biosciences, Inc 713,300
109,413 (b) Certara, Inc 886,245
5,925 Chemed Corp 3,153,581
31,682 (b) Collegium Pharmaceutical, Inc 1,121,226
88,435 (b) Crinetics Pharmaceuticals, Inc 7,386,091
107,023 (b) Cytokinetics, Inc 8,254,684
90,473 (b) Definium Therapeutics, Inc 3,937,385
261,657 (b) Elanco Animal Health, Inc 6,899,895
32,681 (b) Enliven Therapeutics, Inc 1,791,246
6,690 Ensign Group, Inc 1,191,890
88,534 (b) Fortrea Holdings, Inc 1,697,197
36,279 (b) Glaukos Corp 6,048,435
28,998 (b) Guardant Health, Inc 4,697,386
23,101 (b) Haemonetics Corp 1,976,059
61,278 (b) HealthEquity, Inc 6,165,180
20,654 (b) Henry Schein, Inc 1,771,080
191,493 (b) Hims & Hers Health, Inc 5,317,761
37,120 (b) Hinge Health, Inc, Class A 2,773,235
33,132 (b) Integer Holdings Corp 4,015,930
151,535 (b) Ionis Pharmaceuticals, Inc 7,844,967
27,352 (b) Jazz Pharmaceuticals plc 6,916,227
20,847 (b) MBX Biosciences, Inc 1,374,443
16,672 (b) Medpace Holdings, Inc 9,621,578
34,135 (b) MoonLake Immunotherapeutics 629,449
126,293 (b) NeoGenomics, Inc 1,931,020
99,493 (b) Novocure Ltd 1,476,476
237,789 (b) Nuvation Bio, Inc 1,505,204
41,687 (b) Omnicell, Inc 1,474,469
15,774 (b) Penumbra, Inc 5,066,451
19,616 Phibro Animal Health Corp, Class A 712,649
43,312 (b) Phreesia, Inc 464,738
50,908 (b) Procept Biorobotics Corp 947,907
15,061 (b) Progyny, Inc 468,849
68,400 (b) QuidelOrtho Corp 1,147,068
10,307 (b) RadNet, Inc 657,380
26,913 (b) Rapport Therapeutics, Inc 1,102,895
457,697 (b),(c) Recursion Pharmaceuticals, Inc, Class A 1,373,091
59,879 (b) Schrodinger, Inc 906,568
121,260 (b) Sotera Health Co 2,165,704
28,285 (b) STAAR Surgical Co 689,023
80,173 (b) Tango Therapeutics, Inc 2,179,102
60,044 (b) Tempus AI, Inc, Class A 2,634,130
36,766 (b) Theravance Biopharma, Inc 619,875
77,014 (b) Veracyte, Inc 3,567,288
786,966 Viatris, Inc 13,819,123
122,389 (b) WaVe Life Sciences Ltd 674,363
78,317 (b) Xenon Pharmaceuticals, Inc 4,908,126
TOTAL HEALTH CARE 178,895,768
INDUSTRIALS - 18.1%
7,480 Acuity, Inc 2,456,357
35,009 Aebi Schmidt Holding AG. 451,266
1,850 Allison Transmission Holdings, Inc 211,899
42,970 (b) American Superconductor Corp 1,262,029
18,517 ArcBest Corp 2,672,929
86,943 (b) ATI, Inc 16,296,596
11,894 AZZ, Inc 1,721,300
26,367 Booz Allen Hamilton Holding Corp 1,838,307
259,889 (b) Clarivate plc 514,580
158,317 (b) Core & Main, Inc, Class A 6,961,198

Portfolio of Investments July 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
174,972 (b) DNOW, Inc $ 2,470,605
21,375 Douglas Dynamics, Inc 943,279
47,252 (b) Energy Recovery, Inc 408,730
116,086 (b) Energy Vault Holdings, Inc 330,845
24,937 ESCO Technologies, Inc 7,862,387
8,738 (b) Everus Construction Group, Inc 1,096,007
125,004 (b) ExlService Holdings, Inc 4,241,386
76,677 (b) First Advantage Corp 1,521,272
121,790 Flowserve Corp 9,254,822
22,958 (b) Forward Air Corp 322,560
17,646 (b) FTI Consulting, Inc 2,812,419
25,492 GATX Corp 4,559,754
27,745 (b) Generac Holdings, Inc 5,468,817
50,716 Genpact Ltd 1,783,682
5,503 (b) Gibraltar Industries, Inc 232,557
29,350 Greenbrier Cos, Inc 1,445,487
19,812 (b) GXO Logistics, Inc 993,770
30,670 Herc Holdings, Inc 4,604,794
65,497 HNI Corp 2,948,028
4,186 ICF International, Inc 338,731
55,438 Interface, Inc 1,899,306
21,753 JBT Marel Corp 3,012,138
46,237 KBR, Inc 1,692,737
5,674 Lindsay Corp 628,793
30,887 Louisiana-Pacific Corp 2,237,145
23,697 McGrath RentCorp 2,728,710
52,085 (b) Mercury Systems, Inc 5,057,453
66,462 MillerKnoll, Inc 1,496,724
46,925 (b) Modine Manufacturing Co 9,434,740
20,373 Moog, Inc, Class A 7,942,414
24,060 Mueller Water Products, Inc, Class A 607,274
3,776 (b) MYR Group, Inc 1,258,239
99,544 (b) Nextpower, Inc, Class A 8,946,019
76,474 (b) NPK International, Inc 955,160
88,663 nVent Electric plc 13,639,029
102,865 (b) OPENLANE, Inc 4,089,912
37,928 Paycom Software, Inc 6,218,675
2,195 (b) Paylocity Holding Corp 302,680
132,097 Pitney Bowes, Inc 2,315,660
28,136 Powell Industries, Inc 5,871,420
47,797 Primoris Services Corp 4,034,545
132,067 (b) Resideo Technologies, Inc 4,529,898
96,235 Robert Half, Inc 3,637,683
7,032 Rush Enterprises, Inc 546,597
58,772 Rush Enterprises, Inc, Class A 4,689,418
95,356 (b) RXO, Inc 1,930,959
18,220 Ryder System, Inc 4,671,972
23,051 Schneider National, Inc, Class B 823,843
162,875 (b) Shoals Technologies Group, Inc, Class A 1,423,528
7,432 (b) SiteOne Landscape Supply, Inc 701,878
35,698 (b) SPX Technologies, Inc 7,839,995
27,640 Stanley Black & Decker, Inc 2,614,191
17,319 (b) Sterling Infrastructure, Inc 10,335,460
75,001 Trinity Industries, Inc 2,343,031
43,060 Tutor Perini Corp 3,606,275
117,955 (b) Upwork, Inc 1,080,468
28,155 (b) V2X, Inc 2,540,707
25,753 VSE Corp 5,006,126
1,646 WESCO International, Inc 565,385
14,258 (b) Willdan Group, Inc 977,101
14,364 WillScot Holdings Corp 348,758
TOTAL INDUSTRIALS 232,608,439

SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY - 20.1%
56,452 (b) ACI Worldwide, Inc $ 3,236,393
105,055 Adeia, Inc 2,799,716
36,735 Advanced Energy Industries, Inc 10,635,517
24,371 (b) Agilysys, Inc 2,562,854
63,351 (b) Akamai Technologies, Inc 7,296,768
17,370 (b) Appfolio, Inc, Class A 3,129,900
49,294 (b) Arrow Electronics, Inc 10,675,602
787,566 (b) Aurora Innovation, Inc 5,079,801
78,940 Avnet, Inc 7,013,030
28,088 Badger Meter, Inc 3,773,623
10,432 Belden, Inc 1,294,090
33,585 Benchmark Electronics, Inc 2,679,075
31,008 (b) Braze, Inc, Class A 772,719
56,408 (b) Calix, Inc 2,025,047
521,166 (b) CCC Intelligent Solutions Holdings, Inc 3,173,901
5,380 (b) Cirrus Logic, Inc 695,903
62,698 Cognex Corp 4,090,418
42,418 (b) Commvault Systems, Inc 4,996,840
39,277 Crane NXT Co 2,040,440
38,616 (b) Daktronics, Inc 763,438
16,215 (b) Diebold Nixdorf, Inc 1,193,262
29,886 Dolby Laboratories, Inc, Class A 1,757,596
344,928 (b),(c) D-Wave Quantum, Inc 6,236,298
161,530 (b) DXC Technology Co 1,815,597
124,139 (b) Enphase Energy, Inc 4,660,178
2,459 (b) EPAM Systems, Inc 259,572
37,350 (b) Everforth, Inc 1,062,234
131,552 (b) Fastly, Inc, Class A 2,980,968
27,048 (b) Gitlab, Inc, Class A 933,426
56,747 (b) GoDaddy, Inc, Class A 4,695,247
168,372 (c) GPGI, Inc 2,222,510
36,634 (b) Guidewire Software, Inc 5,566,170
29,482 (b) Harmonic, Inc 340,517
37,736 (b) HeartFlow, Inc 952,079
32,694 (b) Ichor Holdings Ltd 2,460,877
27,725 (b) Insight Enterprises, Inc 3,574,584
54,775 (b) Intapp, Inc 1,790,595
24,868 InterDigital, Inc 7,580,388
25,517 (b) IPG Photonics Corp 2,170,476
42,944 (b) Itron, Inc 4,279,799
65,010 (b) JFrog Ltd 5,187,148
135,103 (b) Klaviyo, Inc, Class A 2,410,238
49,215 Kulicke & Soffa Industries, Inc 4,389,978
217,972 (b) Kyndryl Holdings, Inc 2,953,521
72,050 (b) Lattice Semiconductor Corp 8,953,654
7,817 Littelfuse, Inc 3,456,130
224,719 (b) Mirion Technologies, Inc 3,366,291
62,138 (b) N-able, Inc 290,806
132,646 (b) NCR Voyix Corp 1,096,982
72,757 (b) NextNav, Inc 953,844
34,369 (b) Novanta, Inc 4,899,301
21,954 (b) Onto Innovation, Inc 5,676,865
33,362 (b) PAR Technology Corp 565,486
31,128 (b) PDF Solutions, Inc 1,434,690
25,840 (b) Plexus Corp 6,494,626
25,924 Power Integrations, Inc 1,573,846
110,378 (b) Procore Technologies, Inc 6,045,403
41,014 (b) Progress Software Corp 1,664,758
12,469 (b) Q2 Holdings, Inc 758,988
63,059 Ralliant Corp 4,122,167
95,431 (b) Rambus, Inc 8,687,084
68,113 RingCentral, Inc, Class A 3,788,445

Portfolio of Investments July 31, 2026
(continued)
NUSC

SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
14,429 (b) Rogers Corp $ 1,781,549
31,899 (b) Silicon Laboratories, Inc 6,938,033
58,272 (b) SolarEdge Technologies, Inc 2,400,806
35,715 (b) SPS Commerce, Inc 2,621,124
54,255 TD SYNNEX Corp 13,873,004
75,924 (b) TTM Technologies, Inc 8,764,667
18,591 (b) UiPath, Inc, Class A 237,221
34,303 (b) Veeco Instruments, Inc 1,715,150
107,106 (b) Viavi Solutions, Inc 3,957,567
206,656 Vistance Networks, Inc 2,426,141
2,590 (b) Workiva, Inc 154,882
TOTAL INFORMATION TECHNOLOGY 258,907,843
MATERIALS - 4.4%
88,176 Avient Corp 3,202,552
205,772 (b) Axalta Coating Systems Ltd 7,368,695
30,981 Balchem Corp 5,191,021
107,364 Commercial Metals Co 7,378,054
33,882 (b) Compass Minerals International, Inc 994,098
118,721 (b) Constellium SE 3,298,069
1,775 Crown Holdings, Inc 209,184
119,140 FMC Corp 1,275,989
46,834 Graphic Packaging Holding Co 502,529
52,592 H.B. Fuller Co 2,908,338
161,026 Huntsman Corp 1,571,614
15,644 Kaiser Aluminum Corp 2,498,034
19,621 Materion Corp 4,136,892
33,751 (b) Metallus, Inc 679,070
29,350 Minerals Technologies, Inc 2,237,644
34,785 Royal Gold, Inc 6,899,605
41,860 Ryerson Holding Corp 1,163,289
35,028 Sensient Technologies Corp 4,331,913
20,522 Stepan Co 1,316,281
TOTAL MATERIALS 57,162,871
REAL ESTATE - 6.5%
275,748 Americold Realty Trust, Inc 3,885,289
14,749 CBL & Associates Properties, Inc 865,914
18,667 EastGroup Properties, Inc 3,901,590
133,622 Empire State Realty Trust, Inc, Class A 676,127
91,388 Essential Properties Realty Trust, Inc 2,859,530
551,041 Host Hotels & Resorts, Inc 13,847,660
7,284 (b) Howard Hughes Holdings, Inc 465,593
22,439 JBG SMITH Properties 315,268
20,344 Kilroy Realty Corp 789,754
196,046 Kite Realty Group Trust 5,610,837
137,644 Macerich Co 3,556,721
477,998 Medical Properties Trust, Inc 2,213,131
11,980 NETSTREIT Corp 256,971
46,497 OMEGA Healthcare Investors, Inc 2,354,143
141,880 Outfront Media, Inc 4,521,716
107,998 Pebblebrook Hotel Trust 2,062,762
197,910 Rayonier, Inc 4,310,480
216,433 Rexford Industrial Realty, Inc 8,174,674
57,960 Ryman Hospitality Properties, Inc 7,746,354
240,563 Sabra Health Care REIT, Inc 5,092,719
68,184 SL Green Realty Corp 3,608,979
36,100 St. Joe Co 2,246,864
173,745 Sunstone Hotel Investors, Inc 2,044,979
87,836 Xenia Hotels & Resorts, Inc 1,807,665
TOTAL REAL ESTATE 83,215,720

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - 2.8%
23,150 Chesapeake Utilities Corp $ 3,073,857
96,721 New Jersey Resources Corp 5,599,179
60,678 ONE Gas, Inc 4,711,647
58,818 Ormat Technologies, Inc 5,739,460
50,139 Southwest Gas Holdings, Inc 4,482,426
57,172 Spire, Inc 4,565,756
207,516 UGI Corp 7,495,478
TOTAL UTILITIES 35,667,803
TOTAL COMMON STOCKS
(Cost $1,195,534,488) 1,285,906,183
TOTAL LONG-TERM INVESTMENTS
(Cost $1,195,534,488) 1,285,986,716
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
10,286,927 State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(d) $ 10,286,927
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,286,927) 10,286,927
TOTAL INVESTMENTS - 100.6%
(Cost $1,205,821,415) 1,296,273,643
OTHER ASSETS & LIABILITIES, NET - (0.6)% (7,846,501)
NET ASSETS - 100% $ 1,288,427,142
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,082,434.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
(continued)
NUSC

NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 80,533 $ 80,533
Common Stocks 1,285,866,080 – 40,103 1,285,906,183
Investments Purchased with Collateral from Securities
Lending 10,286,927 – – 10,286,927
$ 1,296,153,007 $ – $ 120,636 $ 1,296,273,643
a

Portfolio of Investments July 31, 2026
NUGO
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
2440866354 COMMON STOCKS - 100.0% 2440866354
AUTOMOBILES & COMPONENTS - 2.0%
157,083 (a) Tesla, Inc $ 48,885,801
TOTAL AUTOMOBILES & COMPONENTS 48,885,801
CAPITAL GOODS - 10.7%
11,282 Caterpillar, Inc 9,192,686
60,984 Eaton Corp plc 25,320,557
39,031 GE Vernova, Inc 38,652,009
135,829 General Electric Co 48,907,948
45,408 HEICO Corp 16,181,595
136,171 Howmet Aerospace, Inc 38,435,626
13,713 Parker-Hannifin Corp 13,391,156
46,787 Quanta Services, Inc 31,223,772
24,290 Trane Technologies plc 11,050,736
117,989 Vertiv Holdings Co, Class A 28,502,603
TOTAL CAPITAL GOODS 260,858,688
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.0%
207,810 (a) Amazon.com, Inc 56,437,040
246,048 (a) O'Reilly Automotive, Inc 21,984,389
76,363 Ross Stores, Inc 19,172,458
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 97,593,887
CONSUMER SERVICES - 1.2%
156,487 Booking Holdings, Inc 30,186,342
TOTAL CONSUMER SERVICES 30,186,342
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
10,482 Costco Wholesale Corp 9,977,711
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 9,977,711
FINANCIAL SERVICES - 3.3%
139,749 Mastercard, Inc, Class A 80,090,152
TOTAL FINANCIAL SERVICES 80,090,152
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
52,249 (a) Intuitive Surgical, Inc 18,461,139
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,461,139
MEDIA & ENTERTAINMENT - 13.7%
809,556 Alphabet, Inc, Class A 288,307,178
62,822 Meta Platforms, Inc 34,973,636
143,449 (a) NetFlix, Inc 10,286,728
TOTAL MEDIA & ENTERTAINMENT 333,567,542
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
83,920 Eli Lilly & Co 96,410,653
64,761 Johnson & Johnson 16,601,482
43,305 Regeneron Pharmaceuticals, Inc 33,025,692
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 146,037,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 29.9%
125,137 (a) Advanced Micro Devices, Inc 59,583,983
135,424 Applied Materials, Inc 68,750,702
437,683 Broadcom, Inc 170,381,238
54,150 Lam Research Corp 15,867,033
269,334 Microchip Technology, Inc 20,008,823
54,987 Micron Technology, Inc 45,255,951
1,744,198 NVIDIA Corp 350,147,748
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 729,995,478
SOFTWARE & SERVICES - 12.0%
134,345 (a) Crowdstrike Holdings, Inc, Class A 25,641,087
350,774 Microsoft Corp 163,011,693
208,513 (a) Palantir Technologies, Inc, Class A 25,659,610
131,827 (a) Palo Alto Networks, Inc 43,744,153
104,994 (a) Snowflake, Inc 30,792,640
TOTAL SOFTWARE & SERVICES 288,849,183

Portfolio of Investments July 31, 2026
(continued)
NUGO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 15.6%
217,127 Amphenol Corp, Class A $ 34,892,309
611,899 Apple, Inc 189,021,720
249,937 (a) Arista Networks, Inc 45,076,138
28,668 (a) Lumentum Holdings, Inc 20,467,232
16,023 (a) SanDisk Corp 19,465,221
20,823 Seagate Technology Holdings plc 17,827,195
105,564 Western Digital Corp 57,515,490
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 384,265,305
TELECOMMUNICATION SERVICES - 0.5%
70,044 T-Mobile US, Inc 12,097,299
TOTAL TELECOMMUNICATION SERVICES 12,097,299
TOTAL LONG-TERM INVESTMENTS
(Cost $1,515,497,774) 2,440,866,354
SHARES DESCRIPTION VALUE
SHORT-TERM INVESTMENTS -  0.1%
2,532,446 MONEY MARKET FUNDS - 0.1% 2,532,446
2,532,446 State Street Institutional US Government Money Market Fund 3.619%(b) $ 2,532,446
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,532,446) 2,532,446
TOTAL INVESTMENTS - 100.1%
(Cost $1,518,030,220) 2,443,398,800
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,816,026)
NET ASSETS - 100% $ 2,441,582,774
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) The rate shown is the one-day yield as of the end of the reporting period.
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,440,866,354 $ – $ – $ 2,440,866,354
Short-Term Investments:
Money Market Funds 2,532,446 – – 2,532,446
$ 2,443,398,800 $ – $ – $ 2,443,398,800
a